Income Taxes - Change in Tax rate (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Income Taxes [Line Items]
Applicable Tax Rate				27.00%	27.00%	25.50%
Adjustment to tax expense				$ (413,303)	$ (130,413)	$ 99,497
Net charge stated in the profit and loss statement				7,437
Movements, Recognized in profit or loss				$ 553,225
Colombia
Disclosure Of Income Taxes [Line Items]
Applicable Tax Rate	30.00%	31.00%	32.00%	33.00%
Adjustment to tax expense				$ 4,662
Argentina | Original Rate [Member]
Disclosure Of Income Taxes [Line Items]
Applicable Tax Rate				30.00%
Tax rate on dividends and profits				7.00%
Argentina | Amnded Rate [Member]
Disclosure Of Income Taxes [Line Items]
Applicable Tax Rate				25.00%
Tax rate on dividends and profits				13.00%